UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	July 31, 2005 (Unaudited)

Shares/Principal Value		Market Value

COMMON STOCK - 89.41%
Accident and Health Insurance - 0.95%
1,200	Partner Re LTD.	$77,784

Aircraft & Parts - 1.80%
961	Textron, Inc.	71,277
1,500	United Technologies	76,050
		147,327
Automatic Controls For Regulating Residential & Commercial Environments - 2.12%
4,408	Honeywell International, Inc.	173,146

Biological Products, Except Diagnostic Substances - 1.68%
1,200	Amgen, Inc.	95,724
3,099	Qiagen NV	41,155
		136,879
Canadian Stock Exchange - 2.15%
1,941	Deer Creek Enery Limited	28,377
3,394	Husdson's Bay Co.	39,540
2,078	Opti Canada, Inc.	50,080
13,056	Petrobank Energy & Resources, Ltd.	57,577
		175,574
Cable and Other Pay Television Services - 2.49%
6,066	Viacom, Inc Class B	203,150

Chemicals & Allied Products - 1.19%
1,600	FMC Corp.*	96,768

Commercial Physical and Biological Research - 2.16%
1,000	Icon PLC-Spons ADR	39,150
2,400	Pharmaceutical Product Development, Inc.*	137,352
		176,502
Communication Equipment - 0.65%
18,626	UTS Energy Corp.	53,457

Construction Machinery and Equipment - 0.49%
744	Caterpillar, Inc.	40,109

Crude Petroleum and Natual Gas - 2.00%
4,382	Nexen, Inc.	163,011

Cutlery, Handtools & General Hardware - 0.89%
1,350	Gillette Co.	72,455

Department Stores - 0.62%
300	Dillard Dept. Stores, Inc.	6,858
282	Sears Holding Corp.	43,597
		50,455
Eating and Drinking Places - 0.53%
1,400	McDonalds Corp.	43,638

Electric & Other Services Combined - 0.65%
1,400	PG & E Corp.	52,682

Electric Services - 1.83%
7,963	Centerpoint Energy, Inc.	109,412
873	Pinnacle West Capital Corp.	39,983
		149,395
Electronic Connectors - 4.77%
12,775	Tyco International, Inc.	389,254

Electronic & Other Electrical Equipment - 1.18%
2,800	General Electric Company	96,600

Fabricated Rubber Products, NEC - 0.49%
1,964	GenCorp., Inc.	39,614

Farm Machinery & Equipment - 1.67%
6,600	Agco Corp. *	136,554

Fire, Marine & Casualty Insurance - 5.76%
4,550	Ace LTD.	210,256
1,415	American International Group, Inc.	85,183
3,963	St. Paul Travelers Companies, Inc.	174,451
		469,890
Gas & Other Services Combined - 0.57%
1,100	Sempra Energy	46,750

General Industrial Machinery & Equipment - 1.25%
1,301	Ingersoll-Rand Company	101,699

Guided Missiles & Space Vehicles & Parts - 0.88%
1,400	Rockwell International Group	72,114

Heavy Construction Other Than Building Construction - 3.69%
3,200	Fluor Corp.	204,160
4,196	Foster Wheeler	96,928
		301,088
Industrial Instruments For Measurement, Display & Control - 0.25%
600	Cognex Corp.	20,022

Industrial Trucks, Tractors, Trailers & Stackers - 2.67%
4,500	Terex Corp. *	217,890

Industrial Organic Chemicals - 0.56%
1,638	Lyondell Chemical	45,766

Insurance Agents, Brokers and Service - 0.95%
2,684	Marsh & Mclennan Cos., Inc.	77,755

Laboratory Analytical Instruments - 0.48%
1,863	Perkinelmer, Inc.	39,086

Life Insurance - 3.69%
900	Genworth Financial, Inc.	28,224
1,443	Lincoln National Corp.	69,696
3,038	Prudential Financial, Inc.	203,242
		301,162
Lumber & Other Building Materials Dealers - 2.90%
3,570	Lowes Companies, Inc.	236,405

Miscellaneous Industrial And Commercial Machinery And Equipment - 0.73%
907	Eaton Corporation	59,263

Motion Picture & Video Tape Production - 5.68%
2,715	Discovery Holding Corp	41,309
27,159	Liberty Media Corp. Class A*	238,728
10,792	Time Warner, Inc. *	183,679
		463,716
National Commercial Banks - 3.99%
4,110	Bank Of America Corp.	179,196
3,360	Citigroup, Inc.	146,160
		325,356
Natural Gas Transmission - 3.15%
12,100	Williams Cos., Inc.	257,004

Oil & Gas - 0.79%
1,556	Canadian Natural Resources	64,699

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 0.99%
1,767	Edwards Lifesciences Corp. *	81,052

Paperboard Containers & Boxes - 0.39%
1,500	Packaging Corp. of America	31,875

Paper Mills - 0.59%
1,460	Neenah Paper, Inc.	48,107

Pharmaceutical Preparations - 3.18%
700	Johnson & Johnson	44,772
4,554	Pfizer, Inc.	120,681
2,065	Wyeth	94,474
		259,927
Plastics, Foil, & Coated Paper Bags - 0.49%
1,800	Pactiv Corp. *	39,636

Primary Smelting & Refining Of Nonferrous Metals - 1.00%
2,000	Inco LTD. *	81,960

Printed Circuit Boards - 0.12%
698	Flextronics International LTD. *	9,451

Radiotelephone Communications - 1.15%
2,689	Nextel Communications, Inc.	93,577

Railroads, Line-Haul Operating - 0.28%
1,025	Kansas City Southern Industries, Inc. *	23,124

Real Estate Agents & Managers - 1.94%
7,400	Cendant Corp.	158,064

Real Estate Investment Trusts - 4.71%
26,000	Meristar Hospitality Corp. *	231,920
2,345	Mills Corporation	152,566
		384,486
Retail - Eating and Drinking Places - 0.61%
2,902	Triarc Companies, Inc.	50,147

Secondary Smelting and Refining of Nonferrous Metals - 0.42%
1,497	Aleris International, Inc.*	34,236

Semiconductors & Related Devices - 0.47%
819	International Recti-fier	38,534

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.55%
800	Procter & Gamble Company	44,504

Special Industry Machinery (No Metalworking Machinery) - 1.46%
2,962	Pentair, Inc.	118,984

Security Brokers, Dealers, and Flotations Companies - 0.78%
3,292	Waddell & Reed Financial, Inc.	63,964

Services - Educational Services - 0.53%
2,192	Devry, Inc.	43,599

Telephone Communications, Except Radiotelephone - 0.51%
1,200	Century Tel, Inc.	41,244

Trucking & Courier Services - 0.95%
1,060	United Parcel Service, Inc.	77,348

	Total Common Stock (Cost $5,892,410)	7,297,838

Money Market Funds - 4.21%
343,940	First American Treasury Obligation Fund (Cost 343,940) 2.19%**	343,940

Commerical Paper - 7.35%
300,000	American Express Credit Corp. 3.33% 8/18/05	300,000
300,000	General Electric Capital Corp. 3.33% 8/18/05	300,000
		600,000

	Total Investments (Cost $6,836,350) - 100.98%	8,241,778

	Liabilities in Excess of other Assets - (0.98%)	(79,606)

	NET ASSETS - 100.00%	$8,162,172

* Non-income producing securities.
** Variable Rate Security at July 31, 2005

NOTES TO FINANCIAL STATEMENTS
Croft Leominster Value Fund
1. SECURITY TRANSACTIONS
At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,836,350 amounted to $2,005,428 which consisted of aggregate gross unrealized appreciation of $2,182,981 and aggregate gross unrealized depreciation of $177,553.

CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	July 31, 2005 (Unaudited)

Shares/Principal Value		Market Value

CLOSED END MUTUAL FUNDS - 3.13%
Taxable Bond Funds - 3.13%
6,200	Alliance World Dollar Government II Fund	$77,004
4,500	Salomon Brothers Worldwide Income Fund	70,110
9,600	Templeton Emerging Markets Income Fund	133,056
		280,170

Total Closed End Mutual Funds (Cost $227,526)		$280,170

CORPORATE BONDS AND NOTES - 49.36%

Accident and Health Insurance - 0.47%
40,000	Unumporvident Corp. 7.625% 3/1/11	$42,276

Cable TV & Cellular Telephone - 1.30%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	116,670

Chemicals - 7.29%
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	71,500
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	168,000
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	90,937
100,000	Hanna (M.A.) Co. Notes 6.580%, 2/23/11	91,000
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	77,350
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,500
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	30,375
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.63%, 11/15/26	92,684
		653,346
Containers & Paper - 2.29%
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	136,500
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	39,150
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	29,250
		204,900
Electric & Gas Utilities - 1.76%
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	68,005
90,000	Kansas Gas & Electric, 1st Mortgage, 6.500% 8/1/05	90,000
		158,005
Electronic Instruments and Controls - 2.47%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	42,580
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	68,022
100,000	Avnet Inc. Notes, 9.750%, 2/15/08	111,000
		221,602
Energy and Energy Services - 0.86%
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	77,396

Environmental Service/Pollution Control - 0.62%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	55,890

Financial Services - 4.22%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	107,470
53,000	Capital One Bank Medium-Term Notes, 6.875%, 2/1/06	53,689
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	75,822
50,000	CSC Holdings, Inc. Senior Notes, 7.875%, 12/15/07	51,685
70,000	Gmac 6.75% 9/15/11	67,557
20,000	Washington Mutual Cap Company Guarantee, 8.38%, 6/1/27	21,716
		377,939

Gas & Gas Transmissions - 1.31%
100,000	KN Energy, Inc Debentures 7.25% 3/1/28	117,360

Home Lawn & Garden Equipment - 1.32%
100,000	Toro Company Debentures, 7.800%, 6/15/27	118,060

Hotels & Motels - 3.79%
80,000	Cendant Corp. Notes, 6.875%, 8/15/06	81,936
250,000	ITT Corp. (New) Debentures , 7.750%, 11/15/25	257,500
		339,436
Industrial Goods - 2.09%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	78,000
50,000	Tyco International Group, SA Company Guarantee, 5.800%, 8/1/06	50,690
50,000	Tyco International Group, SA Company Guarantee, 6.875%, 1/15/29	58,850
		187,540
Media & Entertainment - 2.56%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	229,007

Heavy Construction other than Building Construction - 1.14%
100,000	Fluor Corp. Notes, 6.9500%, 3/1/07	102,250

Miscellaneous Consumer Goods & Services - 1.92%
50,000	Champion Enterprises 7.625% 5/15/09	50,500
100,000	Tenneco Packaging, Inc. Debentures, 8.13% 6/15/17	121,760
		172,260

Motor Vehicle Parts & Accessories - 0.39%
40,000	Dana Corp. Notes, 7.00%, 3/15/28	35,376

Paper & Paper Products - 2.54%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	116,690
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	111,000
		227,690
Pipelines - 1.72%
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	154,500

Printing & Publishing - 2.17%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	194,436

Retail Stores - 0.60%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	54,037

Semiconductors - 0.35%
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	31,800

Special Industry Machinery - 0.42%
40,000	Brooks Automation, Inc. 4.75%, 6/1/08	37,948

Steel Works, Blast Furnaces & Rolling Mills - 1.14%
91,000	U.S. Steel, LLC. 10.75%, 8/1/08	102,257

Telephones & Communications - 3.59%
186,000	AT&T Corp. Liberty Media Senior Debentures 8.250%, 2/1/30	187,674
115,000	Motorola, Inc. Debentures 6.500%, 11/15/28	125,764
7,563	NYNEX Corp. Amortized Debentures, 9.550%, 5/1/10	8,351
		321,789
Tires - 0.90%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	80,800

Wholesale-Computer & Peripheral Equipment & Software - 0.08%
7,000	IKON Office Solutions, 7.250%, 6/30/08	7,191

Total Corporate Bonds and Notes (Cost $2,996,946)		$4,421,761

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - 46.40%

Commercial Paper - 36.84%
400,000	American Express Credit Corp. 3.33% 8/18/05	400,000
500,000	Chevrontexaco 3.26% 8/18/05	500,000
600,000	General Electric Capital Services Corp. 3.33% 8/18/05	600,000
400,000	LaSalle Bank Paper 3.33% 8/18/2005	400,000
400,000	Prudential Corp. 3.28% 8/18/05	400,000
500,000	Sears Roebuck Acceptance Corp. 3.60% 8/18/05	500,000
500,000	Toyota Credit Corp. 3.33% 8/18/05	500,000
		3,300,000

Money Market Funds - 9.56%
856,523	Fisrt American Prime Obligations Fund Class A (Cost 856,523) 2.19%**	856,523

Total Cash Equivalents And Short-Term Investments (Cost $4,156,523)		$4,156,523

	Total Investments (Cost $7,380,995) - 98.88%	8,858,454

	Other Assets Less Liabilities - 1.12%	100,213

	NET ASSETS - 100.00%	$8,958,667

* Non-income producing securities.
** Variable Rate Security at July 31, 2005

NOTES TO FINANCIAL STATEMENTS
Croft Leominster Income Fund
1. SECURITY TRANSACTIONS
At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,380,995 amounted to $620,936 which consisted of aggregate gross unrealized appreciation of $641,861 and aggregate gross unrealized depreciation of $20,924.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2005

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2005

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 29, 2005